AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale fixed maturity securities	$ 5,364	$ 3,853	$ 6,728	$ 5,903
Gross realized gains	42	13	65	19
Gross realized losses	$ (31)	$ (65)	$ (37)	$ (68)